Trade Receivables, Other Receivables and Other Current Assets (Details) - Schedule of trade receivables - AUD ($)	Dec. 31, 2022	Dec. 31, 2021
Trade receivables [member]
Trade Receivables, Other Receivables and Other Current Assets (Details) - Schedule of trade receivables [Line Items]
Trade receivables	$ 951,890	$ 480,095
Less: Allowances for doubtful debts	(100,572)	(14,456)
Total trade and other receivables	851,318	465,639
Other receivables [Member]
Trade Receivables, Other Receivables and Other Current Assets (Details) - Schedule of trade receivables [Line Items]
Other receivables	2,990,582	20,482
Other current assets [Member]
Trade Receivables, Other Receivables and Other Current Assets (Details) - Schedule of trade receivables [Line Items]
Prepayments	59,751
Trade deposits	503,689	432,236
Other deposits	1,921,773	1,574,128
VAT receivable	273	272
Total receivables	$ 2,485,486	$ 2,006,636